Financial Assets and Financial Liabilities - Summary of Financial assets by class and category (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	€ 37,050	€ 31,553
Financial assets measured at fair value with changes in PL	4,318	25,303
Financial assets measured at fair value with changes in OCI	270	275
Total	41,638	57,131
Trade And Other Financial Receivable [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	35,463	29,851
Total	35,463	29,851
Trade And Other Financial Receivable [Member] | Customer Sales And Services [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	34,819	29,243
Total	34,819	29,243
Trade And Other Financial Receivable [Member] | Other Receivables [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	464	428
Total	464	428
Trade And Other Financial Receivable [Member] | Loans To Employees [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	180	180
Total	180	180
Non Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,097	1,170
Total	1,097	1,170
Non Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,097	1,170
Total	1,097	1,170
Other Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	490	532
Financial assets measured at fair value with changes in PL	4,318	25,303
Financial assets measured at fair value with changes in OCI	270	275
Total	5,078	26,110
Other Current Financial Assets [Member] | Loans Granted To Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	326	323
Financial assets measured at fair value with changes in PL	4,318	25,303
Financial assets measured at fair value with changes in OCI	270	275
Total	4,914	25,901
Other Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	164	209
Total	€ 164	€ 209